Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

WRITER’S DIRECT DIAL NUMBER: (312) 845-1376

April 5, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following form of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 132 to its Registration Statement on Form N-1A, which was both filed by electronic transmission and effective on April 4, 2017:

(i)         Prospectus, dated April 4, 2017, relating to Class T Shares of each series of the Trust; and

(ii)         Statement of Additional Information, dated April 4, 2017, relating to Class T Shares of each series of the Trust.

If you have any further questions or comments please do not hesitate to call me at (312) 845-1376.

Sincerely,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier